CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 32,678,421	$ 5,007,449
Account receivables	2,462,550	915,618
Contract assets,	2,014,146	4,448,946
Advance to suppliers	4,525,794	94,648
Prepayment to acquire a subsidiary	1,492,772	0
Due from a related party	0	1,439,080
Inventories	201,091	196,326
Prepaid expenses and other current assets	175,956	223,387
TOTAL CURRENT ASSETS	43,550,730	12,325,454
NON-CURRENT ASSETS
Plant and equipment	35,384	49,148
Right-of-use asset	47,617	136,695
Contract assets, non-current	0	262,617
TOTAL NON-CURRENT ASSETS	83,001	448,460
TOTAL ASSETS	43,633,731	12,773,914
CURRENT LIABILITIES
Account payables	169,137	125,223
Contract liabilities	291,833	154,927
Taxes payable	740,966	633,651
Due to related parties	23,557	0
Lease liability	47,617	90,253
Accrued expenses and other liabilities	402,233	105,829
TOTAL CURRENT LIABILITIES	1,675,343	1,109,883
NON-CURRENT LIABILITIE
Lease liability, non current	0	23,102
TOTAL LIABILITIES	1,675,343	1,132,985
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 13,848,333 and 6,333,333 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	13,848	6,333
Additional paid-in capital	40,686,311	9,358,487
Statutory reserve	719,804	551,146
Retained earnings	147,278	1,565,817
Accumulated other comprehensive income	391,147	159,146
Total shareholders' equity	41,958,388	11,640,929
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 43,633,731	$ 12,773,914